Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Description of Business [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Bolt Projects Holdings, Inc. (the “Company”) develops and produces biomaterials products. Its flagship product on its Vegan Silk Technology Platform, b-silk, is a biodegradable and vegan protein polymer and a replacement for silicone elastomers in beauty and personal care. The Company has a portfolio of other materials, including Mylo, a leather alternative made from mycelium, the root structure of mushrooms. Bolt Projects Holdings, Inc. incorporated in the state of Delaware and is headquartered in California.

Basis of Consolidation and Presentation

On October 4, 2023, Bolt Threads, Inc. (“Legacy Bolt”) and Golden Arrow Merger Corp. (“GAMC”), a Delaware corporation, entered into a Business Combination Agreement (the “Merger Agreement”) with Beam Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of GAMC (the “Merger Sub”). On August 13, 2024 (the “Closing Date”), a merger transaction between Legacy Bolt and GAMC was completed (see Note 4 – Reverse Merger). Pursuant to the Merger Agreement, (i) on the Closing Date, the Merger Sub merged with and into Legacy Bolt (together with the other transactions contemplated by the Merger Agreement, the “Merger” or the “SPAC transaction”), with the Merger Sub ceasing to exist and Legacy Bolt surviving as a wholly owned subsidiary of GAMC and (ii) GAMC changed its name to Bolt Projects Holdings, Inc. Unless the context otherwise requires, references in this Quarterly Report on Form 10-Q to the “Company,” “Bolt”, “we,” “us,” or “our” refer to the business of Bolt Threads, Inc., which became the business of Bolt Projects Holdings, Inc. and its subsidiaries following the Closing Date.

Prior to the Merger, GAMC Class A common stock, and Public Placement Warrants (see Note 9 – Warrants) were listed on the Nasdaq Global Market (“Nasdaq”) under the symbols “GAMC” and “GAMCW,” respectively. On August 14, 2024, the Company’s Common stock and Public Warrants (see Note 9 – Warrants) began trading on the Nasdaq under the symbols “BSLK” and “BSLKW”, respectively (see Note 4 – Reverse Merger for more information on the Merger transaction).

The Company determined that Legacy Bolt was the accounting acquirer in the Merger based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations.

The determination was primarily based on the following facts:

●	Former Legacy Bolt stockholders have a controlling voting interest in the Company.

●	Legacy Bolt management continues to hold executive management roles for the Company and is responsible for the day-to-day operations; and

●	The founders of Legacy Bolt have two out of two non-independent board seats and final approval in the selection of independent seats.

Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Bolt issuing stock for the net assets of GAMC, accompanied by a recapitalization. No goodwill or other intangible assets were recorded as a result of the Merger.

Because Legacy Bolt was deemed the accounting acquirer, the historical financial statements of Legacy Bolt became the historical financial statements of the combined company, upon the consummation of the Merger. As a result, the financial statements included herein reflect (i) the historical operating results of Legacy Bolt prior to the Merger; (ii) the combined results of Legacy Bolt and GAMC following the closing of the Merger; (iii) the assets and liabilities of Legacy Bolt at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s Common stock, $0.0001 par value per share, issued to Legacy Bolt shareholders and Legacy Bolt convertible preferred shareholders in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Bolt Convertible Preferred Stock (see Note 10 – Convertible Preferred Stock) and Legacy Bolt common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger.

The accompanying unaudited interim condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. All dollar amounts in tables, except share and per share amounts, in the notes to the unaudited interim condensed consolidated financial statements are presented in thousands unless otherwise noted.

BOLT THREADS, INC. [Member]
Organization and Description of Business [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Bolt Threads, Inc. (the “Company”) is a producer of biomaterials products. Its flagship product, b-silk, is a biodegradable protein polymer and replacement for silicone elastomer in beauty and personal care. Bolt Threads has a portfolio of other materials, including Mylo, a leather alternative made from mycelium, the root structure of mushrooms. The Company was incorporated in the state of Delaware in August 2009 and is headquartered in California.